UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-08501

The Boyle Fund

(Exact name of registrant as specified in charter)

850 Powell Street, Suite 104, San Francisco, California 94108

(Address of principal executive offices)(Zip code)

Michael J. Boyle

Boyle Management and Research, Inc.

850 Powell Street, Suite 104, San Francisco, California 94108

 (Name and address of agent for service)

Registrant's telephone number, including area code: (415) 693-0800

Date of fiscal year end: June 30

Date of reporting period: June 30, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

ANNUAL REPORT

Boyle Marathon Fund

June 30, 2004

BOYLE
FUND

Boyle Marathon Fund
850 Powell Street, Suite 104
San Francisco, California 94108
1-888-88-BOYLE (Toll Free)

Annual Report

August 6, 2004

Dear Fellow Shareholders:

For the 12-month period ending June 30, 2004, the Boyle Marathon Fund was ahead by 5.18%. Our benchmark, the Standard & Poor's 500 Index was ahead by 17.07%. The Fund was ahead of the S&P 500 on April 13, 2004. Then the markets turned against small caps and tech stocks and money rotated into the large cap stocks of the S&P 500. The Federal Reserve has forecasted strong growth for the economy in the second half of 2004. If the Fed is correct, small caps and tech stocks may rebound before the end of the year.

During the last fiscal year, the Fund's holdings in apparel retailers, sporting goods retailers, health care products and services, recreational vehicles, oil shippers, oil drillers, oil services, outsourcing, biotech, consumer goods, coffee, copper and gold, brokers, and security performed very well. The Fund's holdings in software, telephone companies, major pharmaceuticals, online advertising, online services, contract manufacturing, power, and banking were disappointing. The Fund's holdings in semiconductors and storage were mixed in performance.

During the next fiscal year, we believe that share prices will find support from lower valuation (caused by higher corporate earnings and lower share prices), continued low interest rates, low inflation, spending on defense and homeland security, higher salaries, and more people working. Further, as the year goes on, various uncertainties will be reduced or eliminated (like the Presidential election, the war in Iraq, adjusting to terrorism, adjusting to higher oil prices, etc.).

From time to time, we review our service providers and we have decided to use U.S. Bank, N.A. based in Cincinnati, Ohio as the Custodian of the Fund assets. U.S. Bank has an interest in institutional custody accounts like ours, has done a very good job for mutual funds over the years, and has the latest technology to support our Fund into the future.

We thank our shareholders for their continued confidence and trust. Please feel free to call us toll free or visit our web site for daily updates.

Mike Joanne
Michael J. and Joanne E. Boyle

P.S. Please tell your good friends about the Boyle Marathon Fund.

...Investing for the long run. "www.BoyleFund.com"

Performance of $10,000 from
February 20, 1998 to June 30, 2004
30000
25000
20000
15000
10000
5000
0
S&P 500 Index
Boyle Marathon Fund
Mar-98
Jun-98
Sep-98
Dec-98
Mar-99
Jun-99
Sep-99
Dec-99
Mar-00
Jun-00
Sep-00
Dec-00
Mar-01
Jun-01
Sep-01
Dec-01
Mar-02
Jun-02
Sep-02
Dec-02
Mar-03
Jun-03
Sep-03
Dec-03
Mar-04
Jun-04

Past performance does not guarantee future results. Investment return and principal values will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. The Fund's portfolio differs significantly from the securities in the S&P 500 Index. The S&P 500 Index is unmanaged and therefore does not reflect the cost of portfolio management or trading.

---

	1 Year Return Ended 6/30/04	5 Year Return Ave. Annual Return Ended 6/30/04	Since Inception Ave. Annual Return Ended 6/30/04	Value of $10,000 Investment
Boyle Marathon Fund	+5.18%	-14.66%	-6.32%	$6,602
S&P 500 Index	+17.07%	-3.62%	+2.08%	$11,393

The Boyle Marathon Fund is a no-load growth fund that seeks to consistently beat the S&P 500 Index without taxing shareholders. The Fund is currently invested in small, mid size and large capitalization stocks.

Boyle Marathon Fund

		Schedule of Investments
		June 30, 2004
Shares/Principal Amount		Market Value	% Assets

Technology
5,000	Applied Micro Circuits Corp. *	$ 26,600
500	Arthrocare Corp. *	14,520
1,500	Broadcom Corp. *	69,900
1,300	CACI International, Inc. *	52,572
1,000	Calpine Corp. *	4,320
2,000	EMC Corp. *	22,800
500	F5 Networks, Inc. *	13,240
300	Infosys Technologies, Ltd.	27,954
700	Intel Corp.	19,320
1,500	Juniper Networks, Inc. *	36,855
3,000	LSI Logic Corp. *	22,860
1,000	Lucent Technologies, Inc. *	3,780
400	Microsoft Corp.	11,424
1,400	National Semiconductor Corp. *	30,786
500	NetEase.Com, Inc. *	20,670
1,000	Network Appliance Corp. *	21,530
3,000	Omnivision Technologies, Inc. *	47,850
1,000	PEC Solutions, Inc. *	11,930
500	Sina Corp. *	16,495
1,000	Sprint Corp.	17,600
2,000	Symantec Corp. *	87,560
		580,566	37.50%
Retail
600	AnnTaylor Stores, Inc. *	17,388
2,000	Chico's FAS Corp. *	90,320
2,000	Dick's Sporting Goods, Inc. *	66,700
400	Jarden Corp. *	14,396
2,000	K-Swiss, Inc. CL. A	40,420
1,200	Pacific Sunwear of California, Inc. *	23,508
1,000	Peets Coffee & Tea, Inc. *	24,990
500	Schnitzer Steel Industries, Inc.	16,980
1,000	Sonic Automotive, Inc.	22,150
1,300	Urban Outfitters, Inc. *	79,183
500	Winnebago Industries, Inc.	18,640
		414,675	26.78%

Health Care
300	Amgen, Inc. *	16,371
1,000	Andrx Corp. *	27,930
1,000	Celgene Corp. *	57,260
500	Dentsply International, Inc.	26,050
1,000	LCA Vision, Inc. *	29,130
500	Merck & Co., Inc.	23,750
1,000	Pharmacyclics, Inc. *	10,140
1,000	Regeneration Technology, Inc. *	10,730
200	St. Jude Medical, Inc. *	15,130
		216,491	13.98%
Financial Services
400	American Express Co.	20,552
4,000	Ameritrade Holding Corp.	45,400
5,000	Etrade, Inc. *	55,750
1,000	Tradestation Group, Inc. *	7,190
		128,892	8.33%
Other
400	3M Company	36,004
100	Ebay, Inc. *	9,195
1,000	Freeport McMoran Copper & Gold, Inc.	33,150
500	ITT Educational Services, Inc. *	19,010
1,000	Patterson UTI Energy, Inc.	33,410
600	Procter & Gamble Co.	32,664
800	Teekay Shipping Corp.	29,904
		193,337	12.49%

Total Common Stock (Cost $1,406,856)		$ 1,533,961	99.08%

Cash Equivalents
25,933	Fifth Third U.S. Treasury Money Market Fund	25,933	1.68%
	Interest Rate .90% (cost $25,933)

Total Investments (Cost $1,432,789)		$ 1,559,894	100.76%

	Liabilities in Excess of Other Assets	(11,698)	(0.76)%
	Net Assets	$ 1,548,196	100.00%

The accompanying notes are an integral part of the financial statements.

Boyle Marathon Fund

Statement of Assets and Liabilities
June 30, 2004

Assets:
Investment Securities at Market Value	$ 1,559,894
(Identified Cost - $1,432,789)
Cash	334
Receivables:
Dividends and Interest	518
Total Assets	$ 1,560,746
Liabilities
Payables:
Management Fees	2,050
Administration Fees	1,367
Accrued Expenses	9,133
Total Liabilities	$ 12,550
Net Assets	$ 1,548,196
Net Assets Consist of:
Capital Paid In	4,054,901
Accumulated Realized Gain (Loss) on Investments - Net	(2,633,810)
Unrealized Appreciation (Depreciation) in Value
of Investments Based on Identified Cost - Net	127,105
Net Assets, for 238,186 Shares Outstanding	$ 1,548,196
Net Asset Value and Redemption Price
Per Share ($1,548,196/238,186 shares)	$ 6.50

The accompanying notes are an integral part of the financial statements.

Boyle Marathon Fund

Statement of Operations
For the Year Ended June 30, 2004

Investment Income:
Dividends	$ 13,057
Interest	1,006
Total Investment Income	$ 14,063
Expenses
Management Fees (Note 3)	25,516
Administration Fee (Note 3)	17,011
Audit Expense	7,821
Total Expenses	$ 50,348

Net Investment Income (Loss)	(36,285)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	81,633
Unrealized Gain (Loss) from Appreciation (Depreciation) on Investments	46,736
Net Realized and Unrealized Gain (Loss) on Investments	$ 128,369

Net Increase (Decrease) in Net Assets from Operations	$ 92,084

The accompanying notes are an integral part of the financial statements.

Boyle Marathon Fund

Statement of Changes in Net Assets
	7/1/2003	7/1/2002
	to	to
	6/30/2004	6/30/2003
From Operations:
Net Investment Income (Loss)	$ (36,285)	$ (33,930)
Net Realized Gain (Loss) on Investments	81,633	(108,940)
Net Unrealized Appreciation (Depreciation)	46,736	140,618
Increase (Decrease) in Net Assets from Operations	$ 92,084	$ (2,252)
From Capital Share Transactions:
Proceeds From Sale of Shares	61,678	65,911
Net Asset Value of Shares Issued on Reinvestment of Dividends	0	0
Cost of Shares Redeemed	(244,758)	(102,339)
	$ (183,080)	$ (36,428)

Net Decrease in Net Assets	(90,996)	(38,680)
Net Assets at Beginning of Period	1,639,192	1,677,872
Net Assets at End of Period	$ 1,548,196	$ 1,639,192

Share Transactions:
Issued	9,309	11,605
Reinvested	0	0
Redeemed	(36,394)	(18,292)
Net increase (decrease) in shares	(27,085)	(6,687)
Shares outstanding beginning of period	265,271	271,958
Shares outstanding end of period	238,186	265,271

The accompanying notes are an integral part of the financial statements.

Boyle Marathon Fund

Financial Highlights
Selected data for a share of common stock outstanding throughout the period:

	7/1/2003	7/1/2002	7/1/2001	7/1/2000	7/1/1999
	to	to	to	to	to
	6/30/2004	6/30/2003	6/30/2002	6/30/2001	6/30/2000
Net Asset Value -
Beginning of Period	$6.18	$6.17	$9.31	$22.49	$14.61
Net Investment Income/(Loss)	(0.14)	(0.13)	(0.17)	(0.37)	(0.59)
Net Gains or Losses on Securities
(realized and unrealized)	0.46	0.14	(2.97)	(12.81)	8.82
Total from Investment Operations	$0.32	$0.01	($3.14)	($13.18)	$8.23

Distributions (from capital gains)	0.00	0.00	0.00	0.00	(0.35)
Total Distributions	$0.00	$0.00	$0.00	$0.00	($0.35)
Net Asset Value -
End of Period	$6.50	$6.18	$6.17	$9.31	$22.49
Total Return	5.18%	0.16%	(33.73)%	(58.56)%	56.47%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$1,548	$1,639	$1,678	$2,837	$6,247

Ratio of Expenses to Average Net Assets	2.97%	3.08%	2.99%	2.78%	2.78%
Ratio of Net Income to Average Net Assets	(2.14)%	(2.25)%	(2.29)%	(2.25)%	(2.50)%

Portfolio Turnover Rate	165.11%	92.92%	158.05%	100.86%	74.67%

The accompanying notes are an integral part of the financial statements.

BOYLE MARATHON FUND

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2004

1.)

ORGANIZATION

The Fund is an open-end management investment company, organized as a Trust under the laws of the State of Delaware by a Declaration of Trust in October 1997.  The Fund is non-diversified and has the primary investment objective of long-term capital appreciation.  Receipt of income is a secondary objective.  The Fund intends to invest primarily in securities of companies in the technology, financial services, pharmaceutical, and retail fields.  Significant accounting policies of the Fund are presented below:

2.)

SIGNIFICANT ACCOUNTING POLICIES

The Fund intends to invest in a wide variety of equity and debt securities.  The investments in securities are carried at market value.  The market quotation used for common stocks, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price.  Over-the-counter securities will be valued on the basis of the bid price at the close of each business day.  Short-term investments are valued at amortized cost, which approximates market.  Securities for which market quotations are not readily available will be valued at fair value as determined in good faith pursuant to procedures established by the Board of Directors.

SECURITY TRANSACTION TIMING:

Security transactions are recorded on the dates transactions are entered into.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Interest income is recorded as earned.  The Fund uses the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.

INCOME TAXES:

It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income. The Fund intends to qualify each year as a “regulated investment company” under Sub Chapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

ESTIMATES:

The preparation of financial statements in conformity with generally accepted in the United States of America accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

OTHER:

Accounting principles in the United States of America require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid in capital.

3.)

INVESTMENT ADVISORY AGREEMENT

The Fund has entered into an investment advisory and administration agreement with Boyle Management and Research, Inc (“The Investment Adviser”).  The Investment Adviser receives from the Fund as compensation for its Investment Adviser services an annual fee of 1.5% on the Fund's average daily net assets. The Investment Adviser also receives from the Fund as compensation for its administrative services an annual fee of 1.0% of the Fund’s average daily net assets. Boyle Management and Research, Inc. has agreed to be responsible for payment of all operating expenses of the Fund except for brokerage and commission expenses, expenses of the Trustees who are not officers of the Investment Adviser, annual independent audit expenses and any extraordinary and non-recurring expenses. From time to time, Boyle Management and Research, Inc. may waive some or all of the fees and may reimburse expenses of the Fund. For the year ended June 30, 2004, the adviser earned management fees of $25,516 and administration fees of $17,011.  As of June 30, 2004 the Fund owed $3,417 to Boyle Management and Research, Inc. for advisory and administrative services.  Certain owners of Boyle Management and Research, Inc. are also owners and/or trustees of the Boyle Marathon Fund.  These individuals may receive benefits from any management and or administration fees paid to the Adviser.

4.)

CAPITAL STOCK AND DISTRIBUTION

At June 30, 2004 an indefinite number of shares of capital stock were authorized, and Capital Paid in amounted to $4,054,901.

5.)

PURCHASES AND SALES OF SECURITIES

During the year ending June 30, 2004, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $2,568,119 and $2,667,734, respectively.  Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.  The aggregate cost of securities for federal income tax purposes at June 30, 2004 was $1,432,789.

6.)

SECURITY TRANSACTIONS

At June 30, 2004, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$239,147	$(112,042)	$127,105

7.)

RELATED PARTY TRANSACTIONS

The beneficial ownership, either directly of indirectly, of more that 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of June 30, 2004, Michael & Joanne Boyle, officers of the fund and of the Investment Adviser, held 35.64% of the Fund.

8.)

LOSS CARRYFORWARDS

At June 30, 2004, the Fund had available for federal tax purposes an unused capital loss carryforward of $2,561,135, of which $1,253,674 expires in 2009, $782,105 expires in 2010, and $525,356 expires in 2011.  Capital loss carryforwards are available to offset future realized capital gains.  To the extent that these carryforwards are used to offset future capital gains it is probable that the amount which is offset, will not be distributed to shareholders.

9.) DISTRIBUTABLE EARNINGS

As of June 30, 2004 the components of distributable earnings/ (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income/ (accumulated losses)	$ 0
Undistributed long-term capital gain/ (accumulated losses)	(2,633,810)
Unrealized appreciation/ (depreciation)	127,105
$ (2,506,705)

There is no difference between book basis and tax basis unrealized appreciation (depreciation).

10) CHANGE OF ACCOUNTANTS

On March 12, 2004, upon receipt of notice that Cohen McCurdy, Ltd. (“Cohen”) was selected as the Fund’s auditor, McCurdy & Associates CPA’s, Inc. (“McCurdy”), whose audit practice was acquired by Cohen, resigned as independent auditors to the Fund. McCurdy’s reports on Boyle Marathon Fund’s financial statements for the fiscal year ended June 30, 2003 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles.  During the fiscal year stated above, there were no disagreements with McCurdy on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure which, if not resolved to the satisfaction of McCurdy would have caused the Advisor to make reference to the subject matter of the disagreements in connection with its reports on the Fund’s financial statements for such periods.

Neither the Fund nor anyone on its behalf consulted with Cohen on its items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements or concerned the subject of a disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulation S-K) or a reportable event (as described in paragraph (a) (1) (v) of said Item 304).

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To The Shareholders and

Board of Trustees

Boyle Marathon Fund:

We have audited the accompanying statement of assets and liabilities of Boyle Marathon Fund, including the schedule of portfolio investments, as of June 30, 2004, and the related statement of operations, changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.  The statement of changes in net assets for the year ended June 30, 2003 and financial highlights for the years ended June 30, 2003, June 30, 2002, June 30, 2001, and June 30, 2000 were audited by McCurdy & Associates CPA’s, Inc., whose audit practice was acquired by Cohen McCurdy, Ltd.  McCurdy & Associates CPA’s, Inc. expressed unqualified opinions on those statements.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of investments and cash held by the custodian as of June 30, 2004 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the 2004 financial statements and financial highlights, referred to above, present fairly, in all material respects, the financial position of Boyle Marathon Fund as of June 30, 2004, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/Cohen McCurdy, Ltd.

Westlake, Ohio

August 16, 2004

Additional Information

(Unaudited)

Information about Trustees and Officers

   The business affairs of the Fund are managed under the direction of the Fund’s Board of Trustees. Information pertaining to the Trustees and Officers of the Fund is set forth below. The SAI includes additional information about the fund’s Trustees and officers and is available, without charge upon request, by calling toll-free 1-888-88-BOYLE

Interested Trustees and Officers

Name, Address and Age	Position held with Trust	Term of Office and Length of Time Served.	Principal Occupation(s) During last five years	Number of Portfolio’s overseen by Trustee.	Other Directorships held by Trustee or Officer
Michael J. Boyle * 37 Cordele Road Newark, DE 19711 Age: 56	Trustee	7 years	Portfolio M anager for Boyle Fund.	1	0

* Trustees who are considered “interested persons” are defined in Section 2(A)(19) of the Investment Company Act of 1940 by virtue of their affiliation with the Investment Adviser.

Non-Interested Trustees and Officers

Name, Address and Age	Position held with Trust	Term of Office and Length of Time Served.	Principal Occupation(s) During last five years	Number of Portfolio’s overseen by Trustee.	Other Directorships held by Trustee or Officer
James A. Hughes, Jr. 1111 Dorset Drive West Chester, PA 19382 Age:74	Trustee	7 years	Retired	1	0
Edward J. Loftus 1157 Audubon Drive Clarks Summit, PA 18411 Age:37	Trustee	7 years	Manager, Prudential	1	0

Board of Trustees

Michael J. Boyle, Chairman

Joanne E. Boyle

James A. Hughes, Jr.

Edward J. Loftus

Investment Adviser

Boyle Management and Research, Inc.

850 Powell Street, Suite 104

San Francisco, CA 94108

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services

8869 Brecksville Rd., Suite C

Brecksville, Ohio  44141

Custodian

Fifth Third Bank

Mutual Fund Services

38 Fountain Square Plaza

MD 1090E5

Cincinnati, Ohio  45263

Independent Auditors

Cohen McCurdy, Ltd.

826 West Point Parkway, Suite 1250

Westlake, Ohio  44145

This report is provided for the general information of the shareholders of the Boyle Marathon Fund. This report is not intended for distribution to prospective investors in the funds, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments: no amendments

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:

During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that the registrant does not have an audit committee financial expert.  This is because the Board has determined that in view of the nature of the publicly traded stock and cash nature of the holdings and unitary fee approach to expenses taken by the Fund, the financial experience and expertise of the Board members is adequate.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FY 2003

$ 7,975

FY 2004

$ 9,500 (est.)

(b)

Audit-Related Fees

Registrant

Adviser

FY 2003

$ 0

$0

FY 2004

$ 0

$0

Nature of the fees:

None

(c)

Tax Fees

Registrant

Adviser

FY 2003

$ 355

$ 0

FY 2004

$ 360

$ 0

Nature of the fees:

Fund’s Federal and State tax returns

(d)

All Other Fees

Registrant

Adviser

FY 2003

$ 0

$ 0

FY 2004

$ 0

$ 0

Nature of the fees:

None

(e)

(1)

Audit Committee’s Pre-Approval Policies

Independent Board members pre-approve all work done by the outside auditors before the work is performed.  The independent Board members select the independent audit firm at the beginning of the fiscal year and shortly thereafter the proposed work for the fiscal year is presented in writing by the audit firm, approved by the Adviser, and approved by the independent Board members.

(2)

Percentages of Services Approved by the Audit Committee

Registrant

Adviser

Audit-Related Fees:

100%

N/A  %

Tax Fees:

100%

N/A  %

All Other Fees:

0%

N/A  %

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

Adviser

FY 2003

$ 0

$ 0

FY 2004

$ 0

$ 0

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of.

Item 10.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of June 30, 2004, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s secon fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Filed herewith.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Boyle Fund

By /s/Michael J. Boyle

      Michael J. Boyle

      Chairman

Date September 10, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Michael J. Boyle

      Michael J. Boyle

      Chairman

Date September 10, 2004

By /s/Joanne E. Boyle

      Joanne E. Boyle

      Chief Financial Officer

Date September 10, 2004